Segment information (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 575,795	$ 157,882	₪ 543,262	₪ 498,325
Customer One [Member]
Disclosure of operating segments [line items]
Revenue	₪ 51,371		₪ 60,431	₪ 64,950